EIC VALUE FUND
Portfolio of Investments
July 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 91.6%
Basic Materials — 4.2%
Barrick Gold Corp.	359,325	$ 6,651,106
PPG Industries, Inc.	41,890	5,319,192
		11,970,298
Communications — 10.3%
AT&T, Inc.	593,300	11,421,025
Cisco Systems, Inc.	77,025	3,731,862
Expedia Group, Inc.*	34,400	4,391,848
Verizon Communications, Inc.	248,885	10,084,820
		29,629,555
Consumer, Cyclical — 5.4%
Dollar General Corp.	34,525	4,156,465
Dollar Tree, Inc.*	70,950	7,402,923
Honda Motor Co. Ltd., SP ADR	126,780	4,094,994
		15,654,382
Consumer, Non-cyclical — 23.1%
GSK PLC, SP ADR	240,326	9,317,439
Ingredion, Inc.	59,960	7,457,225
Johnson & Johnson	5,352	844,813
Kenvue, Inc.	459,089	8,488,556
Medtronic PLC	101,850	8,180,592
Patterson Cos., Inc.	169,950	4,291,238
PayPal Holdings, Inc.*	148,450	9,765,041
Sanofi, ADR	171,005	8,859,769
Unilever PLC, SP ADR	149,525	9,180,835
		66,385,508
Energy — 9.7%
Coterra Energy, Inc.	275,913	7,118,555
Shell PLC, ADR	64,125	4,695,233
TotalEnergies SE, SP ADR	122,125	8,277,632
Williams Cos., Inc. (The)	177,775	7,633,659
		27,725,079
Financial — 28.2%
AGNC Investment Corp., REIT	447,690	4,481,377
American Express Co.	17,475	4,421,874
Charles Schwab Corp. (The)	112,340	7,323,445
Globe Life, Inc.	76,113	7,058,720
Hartford Financial Services Group, Inc. (The)	39,075	4,334,199
Jones Lang LaSalle, Inc.*	22,515	5,649,013
NNN REIT, Inc.	97,925	4,395,853
PNC Financial Services Group, Inc. (The)	39,888	7,223,717
Travelers Cos., Inc. (The)	25,475	5,513,809
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Truist Financial Corp.	148,392	$ 6,631,638
US Bancorp	180,040	8,080,195
Wells Fargo & Co.	166,800	9,897,912
WP Carey, Inc., REIT	101,000	5,838,810
		80,850,562
Industrial — 5.3%
General Dynamics Corp.	19,250	5,750,167
Oshkosh Corp.	42,500	4,617,625
United Parcel Service, Inc., Class B	37,640	4,907,127
		15,274,919
Technology — 1.9%
Fidelity National Information Services, Inc.	72,175	5,545,205
Utilities — 3.5%
National Fuel Gas Co.	111,200	6,515,208
PPL Corp.	117,050	3,478,726
		9,993,934
TOTAL COMMON STOCKS (Cost $195,929,877)		263,029,442

SHORT-TERM INVESTMENT — 8.2%
Money Market Fund — 8.2%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund, Hamilton Shares 5.21%(a)	23,604,276	23,604,276
TOTAL SHORT-TERM INVESTMENT (Cost $23,604,276)		23,604,276

TOTAL INVESTMENTS - 99.8% (Cost $219,534,153)		286,633,718
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		475,916
NET ASSETS - 100.0%		$287,109,634

*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at July 31, 2024.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

EIC VALUE FUND
Notes to the Quarterly Portfolio of Investments
July 31, 2024
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
• Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund had the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment;
• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.); and
• Level 3 — Valuations based on significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund's investments carried at fair value:
	Total Value at 07/31/24	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$263,029,442	$263,029,442	$—	$—
Short-Term Investments*	23,604,276	23,604,276	—	—
Total Assets	$286,633,718	$286,633,718	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades

EIC VALUE FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2024
(Unaudited)
in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.
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